Financial risk management objectives and policies - Additional Information (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Profit Loss Before Tax	$ 1,001,420,217	$ 989,253,972	$ 608,965,226
Derivative financial instrument charged to profit or loss	371,305,326	1,165,220,000
Ariana Capital Investment Limited [member] | Derivative Financial Assets [member]
Disclosure of financial assets that are either past due or impaired [line items]
Credit risk exposure of derivative financial instruments	$ 1,023,902,566	$ 1,165,220,000
Invesment Segment [member]
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage	79.00%
Investment [member] | Unlisted Equity Shares And Unlisted Debt Securities [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage	71.00%
Hong Kong Confederation of Insurance Brokers [member]
Disclosure of financial assets that are either past due or impaired [line items]
Net Asset Value	$ 100,000
Stock Loan [member] | Bank of Qingdao Co Ltd [member]
Disclosure of financial assets that are either past due or impaired [line items]
Stock Loan Percent	100.00%	100.00%
Price Risk [member]
Disclosure of financial assets that are either past due or impaired [line items]
Percentage Of Increase Decrease In Market Value Of Financial Assets At FVTPL	5.00%	5.00%
Profit Loss Before Tax	$ 50,070,000	$ 122,549,000
Percent of increase decrease in share price	5.00%	5.00%
Increase in profit before tax	$ 1,036,000	$ 822,000
Decrease in profit before tax	$ 1,036,000	$ 792,000
Price Risk [member] | Unlisted Equity Shares And Unlisted Debt Securities [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Percentage Of Increase Decrease In Market Value Of Financial Assets At FVTPL	5.00%	5.00%
Profit Loss Before Tax	$ 62,747,000	$ 16,134,896
Credit risk [member]
Disclosure of financial assets that are either past due or impaired [line items]
Fair value of securities pledged	2,860,797,360	962,442,277
Interest rate risk [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Profit Loss Before Tax